Software - Narrative (Details) - USD ($) $ in Millions	3 Months Ended					12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Capitalized computer software, amortization						$ 174.4	$ 95.7	$ 39.6
Asset impairment charge	$ 26.4	$ 103.6	$ 35.1	$ 4.6
Gaming
Business Acquisition [Line Items]
Restructuring, accelerated depreciation expense	$ 11.9						3.8	8.0
Asset impairment charge								3.4
Bally Technologies Inc.
Business Acquisition [Line Items]
Capitalized computer software, additions					$ 308.3
Restructuring, accelerated depreciation expense						15.8	14.5
Integrating Scientific Games and WMS | WMS Acquisition
Business Acquisition [Line Items]
Restructuring, accelerated depreciation expense								$ 4.6
Internal use software
Business Acquisition [Line Items]
Capitalized computer software, additions						$ 28.0	$ 47.9